Subsequent Events (Details)		1 Months Ended
	Jul. 10, 2026 USD ($) shares	Jan. 31, 2026 USD ($)	Jun. 30, 2026 shares	Dec. 31, 2025 shares	Aug. 06, 2025	Dec. 31, 2024 shares
Subsequent Events
Common shares, outstanding (in shares)			13,324,608	13,290,803		1,316,702
Conversion ratio			0.01	0.01	0.01
Warrants outstanding			53,076,019	21,109,135		15,191,077
Subsequent events
Subsequent Events
Amount of cash transferred | $	$ 19,000,000
Convertible preferred shares	10,556,367
Warrants outstanding	38,360,095
Number of securities called by each warrant or right	1
Options outstanding	7,294,729
Number of subordinate voting shares issuable upon the exercise of each option.	1
Number of earnout shares outstanding.	13,497,733
Number of subordinate voting shares issuable upon the exercise of each earnout shares.	1
Goodwill | $	$ 0
Other intangible assets recognized | $	$ 0
Subsequent events | General Fusion Inc, legacy shareholders
Subsequent Events
Warrants outstanding	11,807,616
Subsequent events | Spring valley acquisition sponsor
Subsequent Events
Warrants outstanding	15,996,112
Subsequent events | Private investment in public equity financing
Subsequent Events
Warrants outstanding	10,556,367
Subsequent events | Subordinate voting shares
Subsequent Events
Common shares, outstanding (in shares)	52,988,419
Subsequent events | Subordinate voting shares | General Fusion Inc, legacy shareholders
Subsequent Events
Common shares, outstanding (in shares)	44,397,648
Subsequent events | Subordinate voting shares | Spring valley acquisition sponsor
Subsequent Events
Common shares, outstanding (in shares)	6,666,667
Subsequent events | Subordinate voting shares | Spring valley acquisition public shareholders
Subsequent Events
Common shares, outstanding (in shares)	1,924,104
Subsequent events | PIPE financing
Subsequent Events
Issuance costs | $	$ 104,375,000
Transaction costs | $	107,675,000	$ 107,675,000
Subsequent events | Spring valley acquisition corp III
Subsequent Events
Accrued interest | $	19,800,000
Subsequent events | Spring valley acquisition corp III | General Fusion Inc
Subsequent Events
Aggregate net proceeds | $	123,375,000
Goodwill | $	0
Other intangible assets recognized | $	$ 0